Schedule of Investments(a)
July 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.31%
Aerospace & Defense–2.51%
Airbus SE (France)	65,546	$13,178,355
General Electric Co.	62,742	17,008,101
Howmet Aerospace, Inc.	55,940	10,056,334
		40,242,790
Apparel Retail–0.54%
Burlington Stores, Inc.(b)	31,477	8,591,962
Application Software–1.26%
Salesforce, Inc.	41,906	10,825,577
Unity Software, Inc.(b)(c)	282,613	9,427,970
		20,253,547
Asset Management & Custody Banks–0.70%
KKR & Co., Inc., Class A	77,005	11,287,393
Automobile Manufacturers–0.75%
Tesla, Inc.(b)	38,931	12,001,259
Biotechnology–0.50%
Ascendis Pharma A/S, ADR (Denmark)(b)	46,523	8,071,741
Broadline Retail–4.94%
Amazon.com, Inc.(b)	339,204	79,411,048
Cable & Satellite–0.72%
Comcast Corp., Class A	350,174	11,636,282
Construction Materials–0.51%
CRH PLC	85,714	8,181,401
Consumer Finance–1.71%
American Express Co.	51,042	15,277,381
Capital One Financial Corp.	57,034	12,262,310
		27,539,691
Consumer Staples Merchandise Retail–1.66%
Walmart, Inc.	272,312	26,681,130
Diversified Banks–3.04%
JPMorgan Chase & Co.	165,121	48,915,445
Diversified Financial Services–0.51%
Equitable Holdings, Inc.	159,947	8,213,278
Electric Utilities–1.88%
Entergy Corp.	154,745	13,993,590
PPL Corp.	452,992	16,167,285
		30,160,875
Electrical Components & Equipment–3.32%
Emerson Electric Co.	109,195	15,888,965
Hubbell, Inc.	35,056	15,336,299
Rockwell Automation, Inc.	37,023	13,021,359
Vertiv Holdings Co., Class A	62,306	9,071,754
		53,318,377
Health Care Distributors–0.87%
Cencora, Inc.	48,693	13,930,093
Shares		Value
Health Care Equipment–1.55%
Boston Scientific Corp.(b)	157,458	$16,520,493
Zimmer Biomet Holdings, Inc.	90,909	8,331,810
		24,852,303
Health Care Facilities–0.82%
Tenet Healthcare Corp.(b)	81,384	13,125,612
Health Care REITs–0.72%
Welltower, Inc.	69,933	11,543,840
Health Care Services–0.59%
CVS Health Corp.	152,703	9,482,856
Health Care Supplies–0.40%
Cooper Cos., Inc. (The)(b)	90,667	6,409,250
Home Improvement Retail–0.86%
Lowe’s Cos., Inc.	61,415	13,730,552
Homebuilding–0.60%
D.R. Horton, Inc.	67,400	9,627,416
Hotels, Resorts & Cruise Lines–1.64%
Royal Caribbean Cruises Ltd.(c)	46,150	14,669,700
Wyndham Hotels & Resorts, Inc.(c)	136,348	11,725,928
		26,395,628
Household Products–1.33%
Procter & Gamble Co. (The)	141,453	21,284,433
Industrial Gases–1.04%
Linde PLC	36,452	16,777,398
Industrial Machinery & Supplies & Components–1.47%
Lincoln Electric Holdings, Inc.	51,578	12,559,243
Parker-Hannifin Corp.	15,108	11,057,545
		23,616,788
Industrial REITs–0.51%
First Industrial Realty Trust, Inc.	166,952	8,133,901
Insurance Brokers–0.94%
Arthur J. Gallagher & Co.	52,429	15,060,230
Integrated Oil & Gas–1.29%
Chevron Corp.	136,354	20,676,721
Integrated Telecommunication Services–0.76%
Verizon Communications, Inc.	287,148	12,278,448
Interactive Media & Services–9.55%
Alphabet, Inc., Class A	464,304	89,099,938
Meta Platforms, Inc., Class A	83,266	64,401,255
		153,501,193
Internet Services & Infrastructure–1.35%
MongoDB, Inc.(b)	39,902	9,492,287
Snowflake, Inc., Class A(b)	54,758	12,238,413
		21,730,700
See accompanying notes which are an integral part of this schedule.
Invesco Main Street All Cap Fund®

Shares		Value
Investment Banking & Brokerage–2.39%
Charles Schwab Corp. (The)	234,352	$22,903,221
Raymond James Financial, Inc.	92,230	15,414,400
		38,317,621
Life Sciences Tools & Services–1.31%
Danaher Corp.	47,844	9,432,923
Lonza Group AG (Switzerland)	16,642	11,598,956
		21,031,879
Managed Health Care–0.42%
UnitedHealth Group, Inc.	27,077	6,757,336
Multi-line Insurance–1.04%
American International Group, Inc.	215,666	16,742,152
Multi-Utilities–0.68%
Ameren Corp.	108,603	10,983,021
Oil & Gas Exploration & Production–0.88%
ConocoPhillips	147,553	14,067,703
Oil & Gas Storage & Transportation–0.80%
Cheniere Energy, Inc.	54,642	12,888,955
Passenger Ground Transportation–1.07%
Uber Technologies, Inc.(b)	195,800	17,181,450
Personal Care Products–0.42%
BellRing Brands, Inc.(b)	124,429	6,791,335
Pharmaceuticals–1.94%
Eli Lilly and Co.	32,037	23,709,623
Sanofi S.A., ADR	163,954	7,482,860
		31,192,483
Property & Casualty Insurance–0.54%
Hartford Insurance Group, Inc. (The)	69,910	8,696,105
Regional Banks–0.54%
M&T Bank Corp.	45,530	8,591,511
Restaurants–0.62%
Yum! Brands, Inc.	69,597	10,032,408
Retail REITs–0.50%
Brixmor Property Group, Inc.	305,953	7,994,552
Semiconductor Materials & Equipment–0.67%
ASML Holding N.V., New York Shares (Netherlands)(c)	15,585	10,827,055
Semiconductors–13.34%
Broadcom, Inc.	176,829	51,934,677
NVIDIA Corp.	811,507	144,342,750
Texas Instruments, Inc.	99,708	18,053,131
		214,330,558
Shares		Value
Single-Family Residential REITs–0.54%
American Homes 4 Rent, Class A	251,857	$8,736,919
Soft Drinks & Non-alcoholic Beverages–0.61%
Keurig Dr Pepper, Inc.	299,289	9,771,786
Specialty Chemicals–0.54%
DuPont de Nemours, Inc.	120,202	8,642,524
Steel–0.42%
ATI, Inc.(b)	88,071	6,776,183
Systems Software–11.06%
Microsoft Corp.	250,782	133,792,197
Oracle Corp.	118,514	30,075,298
ServiceNow, Inc.(b)	14,735	13,896,873
		177,764,368
Technology Hardware, Storage & Peripherals–4.66%
Apple, Inc.	360,880	74,907,862
Tobacco–1.24%
Philip Morris International, Inc.	121,600	19,948,480
Transaction & Payment Processing Services–2.24%
Fiserv, Inc.(b)	63,292	8,793,790
Mastercard, Inc., Class A	47,950	27,162,237
		35,956,027
Total Common Stocks & Other Equity Interests (Cost $886,237,752)		1,595,593,854
Money Market Funds–0.67%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e)	3,758,841	3,758,841
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	6,980,968	6,980,968
Total Money Market Funds (Cost $10,739,809)		10,739,809
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $896,977,561)		1,606,333,663
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.23%
Invesco Private Government Fund, 4.32%(d)(e)(f)	9,954,427	9,954,428
Invesco Private Prime Fund, 4.46%(d)(e)(f)	25,927,027	25,932,212
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,886,640)		35,886,640
TOTAL INVESTMENTS IN SECURITIES–102.21% (Cost $932,864,201)		1,642,220,303
OTHER ASSETS LESS LIABILITIES—(2.21)%		(35,569,531)
NET ASSETS–100.00%		$1,606,650,772
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Main Street All Cap Fund®

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,708,128	$52,864,948	$(53,814,235)	$-	$-	$3,758,841	$156,809
Invesco Treasury Portfolio, Institutional Class	8,743,931	98,177,759	(99,940,722)	-	-	6,980,968	289,903
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,159,491	166,347,959	(160,553,022)	-	-	9,954,428	193,659*
Invesco Private Prime Fund	15,532,136	385,297,299	(374,896,542)	336	(1,017)	25,932,212	521,333*
Total	$33,143,686	$702,687,965	$(689,204,521)	$336	$(1,017)	$46,626,449	$1,161,704

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street All Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,570,816,543	$24,777,311	$—	$1,595,593,854
Money Market Funds	10,739,809	35,886,640	—	46,626,449
Total Investments	$1,581,556,352	$60,663,951	$—	$1,642,220,303
Invesco Main Street All Cap Fund®